Leases (Details) - Schedule of operating lease expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Lease Expense Abstract
Fixed lease expense	$ 71,871	$ 67,692	$ 208,506	$ 206,924	$ 275,485	$ 348,703
Variable lease expense	44,508	44,508	133,524	136,310	180,818	192,505
Total	$ 116,379	$ 112,200	$ 342,030	$ 343,234	$ 456,303	$ 541,208